Schedule of Investments (unaudited)
July 31, 2024
 Franklin Global Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 97.7%
Communication Services — 6.9%
Diversified Telecommunication Services — 0.6%
AT&T Inc.	97,000	$1,867,250
Entertainment — 0.9%
Electronic Arts Inc.	10,400	1,569,776
Netflix Inc.	2,320	1,457,772 *
Total Entertainment		3,027,548
Interactive Media & Services — 5.2%
Alphabet Inc., Class A Shares	29,640	5,084,446
Alphabet Inc., Class C Shares	30,000	5,194,500
Auto Trader Group PLC	216,600	2,268,855 (a)
Meta Platforms Inc., Class A Shares	10,712	5,086,379
Total Interactive Media & Services		17,634,180
Media — 0.2%
Comcast Corp., Class A Shares	18,500	763,495

Total Communication Services		23,292,473
Consumer Discretionary — 10.2%
Automobiles — 1.9%
General Motors Co.	59,643	2,643,378
Stellantis NV	49,494	824,772 (a)
Subaru Corp.	85,000	1,634,252 (a)
Tesla Inc.	6,100	1,415,627 *
Total Automobiles		6,518,029
Broadline Retail — 2.4%
Amazon.com Inc.	39,000	7,292,220 *
eBay Inc.	16,500	917,565
Total Broadline Retail		8,209,785
Hotels, Restaurants & Leisure — 0.5%
Booking Holdings Inc.	420	1,560,304
Household Durables — 0.9%
PulteGroup Inc.	24,000	3,168,000
Specialty Retail — 2.6%
AutoZone Inc.	600	1,880,214 *
Home Depot Inc.	7,600	2,798,016
Lowe’s Cos. Inc.	11,600	2,847,916
TJX Cos. Inc.	12,300	1,390,146
Total Specialty Retail		8,916,292
Textiles, Apparel & Luxury Goods — 1.9%
Deckers Outdoor Corp.	3,700	3,413,731 *
Hermes International SCA	500	1,092,668 (a)
Pandora A/S	12,200	1,912,390 (a)
Total Textiles, Apparel & Luxury Goods		6,418,789

Total Consumer Discretionary		34,791,199
Consumer Staples — 7.1%
Consumer Staples Distribution & Retail — 5.0%
BJ’s Wholesale Club Holdings Inc.	19,000	1,671,240 *
See Notes to Schedule of Investments.

Franklin Global Equity Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2024
 Franklin Global Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Consumer Staples Distribution & Retail — continued
Carrefour SA	88,000	$1,312,717 (a)
Costco Wholesale Corp.	4,050	3,329,100
Koninklijke Ahold Delhaize NV	61,000	1,965,128 (a)
Kroger Co.	40,000	2,180,000
Loblaw Cos. Ltd.	18,000	2,219,607
Tesco PLC	262,655	1,120,085 (a)
Walmart Inc.	48,600	3,335,904
Total Consumer Staples Distribution & Retail		17,133,781
Food Products — 0.8%
Bunge Global SA	11,851	1,247,081
WH Group Ltd.	1,971,000	1,281,237 (a)
Total Food Products		2,528,318
Household Products — 0.6%
Procter & Gamble Co.	12,007	1,930,245
Tobacco — 0.7%
Altria Group Inc.	48,711	2,387,326

Total Consumer Staples		23,979,670
Energy — 4.2%
Oil, Gas & Consumable Fuels — 4.2%
BP PLC	166,756	985,713 (a)
ENEOS Holdings Inc.	326,500	1,710,710 (a)
Imperial Oil Ltd.	28,000	2,005,925
Inpex Corp.	116,000	1,791,214 (a)
Marathon Petroleum Corp.	14,900	2,637,598
Repsol SA	136,700	1,949,743 (a)
Suncor Energy Inc.	53,059	2,119,055
Valero Energy Corp.	7,649	1,236,996

Total Energy		14,436,954
Financials — 14.5%
Banks — 3.9%
ABN AMRO Bank NV, CVA	77,212	1,347,879 (a)
AIB Group PLC	193,860	1,111,997 (a)
Citigroup Inc.	20,020	1,298,898
JPMorgan Chase & Co.	13,916	2,961,325
NatWest Group PLC	443,000	2,101,808 (a)
UniCredit SpA	67,000	2,752,005 (a)
Wells Fargo & Co.	27,617	1,638,793
Total Banks		13,212,705
Capital Markets — 2.9%
3i Group PLC	48,000	1,931,075 (a)
Bank of New York Mellon Corp.	30,500	1,984,635
Deutsche Bank AG, Registered Shares	122,200	1,902,102 (a)
Onex Corp.	14,832	1,016,373
Partners Group Holding AG	850	1,144,137 (a)
State Street Corp.	25,132	2,135,466
Total Capital Markets		10,113,788
See Notes to Schedule of Investments.

Franklin Global Equity Fund 2024 Quarterly Report

 Franklin Global Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Consumer Finance — 0.6%
Synchrony Financial	40,500	$2,056,995
Financial Services — 3.3%
Equitable Holdings Inc.	38,411	1,675,104
Eurazeo SE	16,000	1,258,804 (a)
EXOR NV	12,674	1,299,243 (a)
Investor AB, Class B Shares	50,000	1,419,506 (a)
Mastercard Inc., Class A Shares	2,994	1,388,348
MGIC Investment Corp.	75,000	1,863,000
Visa Inc., Class A Shares	8,425	2,238,270
Total Financial Services		11,142,275
Insurance — 3.8%
American International Group Inc.	27,000	2,139,210
Dai-ichi Life Holdings Inc.	60,000	1,829,419 (a)
Erie Indemnity Co., Class A Shares	2,610	1,151,401
Fairfax Financial Holdings Ltd.	1,700	2,004,846
Hartford Financial Services Group Inc.	20,000	2,218,400
Japan Post Insurance Co. Ltd.	50,000	1,029,378 (a)
MS&AD Insurance Group Holdings Inc.	106,500	2,510,689 (a)
Total Insurance		12,883,343

Total Financials		49,409,106
Health Care — 11.4%
Biotechnology — 2.9%
AbbVie Inc.	14,730	2,729,764
Regeneron Pharmaceuticals Inc.	1,402	1,513,024 *
United Therapeutics Corp.	8,564	2,683,016 *
Vertex Pharmaceuticals Inc.	5,750	2,850,390 *
Total Biotechnology		9,776,194
Health Care Equipment & Supplies — 0.8%
Boston Scientific Corp.	16,004	1,182,375 *
IDEXX Laboratories Inc.	3,500	1,666,420 *
Total Health Care Equipment & Supplies		2,848,795
Health Care Providers & Services — 2.7%
Cigna Group	5,300	1,847,951
Elevance Health Inc.	3,500	1,862,105
HCA Healthcare Inc.	7,100	2,577,655
McKesson Corp.	4,800	2,961,696
Total Health Care Providers & Services		9,249,407
Life Sciences Tools & Services — 0.5%
Mettler-Toledo International Inc.	1,100	1,673,133 *
Pharmaceuticals — 4.5%
Eli Lilly & Co.	4,356	3,503,400
Johnson & Johnson	10,488	1,655,531
Merck & Co. Inc.	12,000	1,357,560
Novartis AG, Registered Shares	11,000	1,227,906 (a)
Novo Nordisk A/S, Class B Shares	35,800	4,743,246 (a)
See Notes to Schedule of Investments.

Franklin Global Equity Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2024
 Franklin Global Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Pharmaceuticals — continued
Ono Pharmaceutical Co. Ltd.	51,000	$752,369 (a)
Roche Holding AG	6,100	1,974,934 (a)
Total Pharmaceuticals		15,214,946

Total Health Care		38,762,475
Industrials — 10.6%
Aerospace & Defense — 1.8%
BAE Systems PLC	105,000	1,751,202 (a)
General Electric Co.	15,000	2,553,000
Howmet Aerospace Inc.	18,661	1,785,858
Total Aerospace & Defense		6,090,060
Building Products — 1.7%
Builders FirstSource Inc.	8,000	1,338,960 *
Masco Corp.	21,600	1,681,560
Owens Corning	14,600	2,721,148
Total Building Products		5,741,668
Construction & Engineering — 0.4%
ACS Actividades de Construccion y Servicios SA	28,000	1,250,947 (a)
Electrical Equipment — 1.0%
Acuity Brands Inc.	6,458	1,623,218
Eaton Corp. PLC	6,221	1,896,099
Total Electrical Equipment		3,519,317
Ground Transportation — 1.2%
CSX Corp.	52,000	1,825,200
Old Dominion Freight Line Inc.	10,600	2,227,908
Total Ground Transportation		4,053,108
Industrial Conglomerates — 0.3%
Swire Pacific Ltd., Class A Shares	136,000	1,173,242 (a)
Machinery — 0.8%
Makita Corp.	31,300	1,031,725 (a)
Trelleborg AB, Class B Shares	44,400	1,650,018 (a)
Total Machinery		2,681,743
Passenger Airlines — 0.3%
Air Canada	83,691	964,418 *
Professional Services — 1.5%
Leidos Holdings Inc.	12,863	1,857,417
Robert Half Inc.	16,500	1,059,135
Wolters Kluwer NV	13,900	2,326,991 (a)
Total Professional Services		5,243,543
Trading Companies & Distributors — 1.6%
Ferguson PLC	5,350	1,191,177
Russel Metals Inc.	47,037	1,367,519
W.W. Grainger Inc.	2,900	2,832,749
Total Trading Companies & Distributors		5,391,445

Total Industrials		36,109,491
See Notes to Schedule of Investments.

Franklin Global Equity Fund 2024 Quarterly Report

 Franklin Global Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Information Technology — 24.3%
Communications Equipment — 1.1%
Arista Networks Inc.	10,700	$3,708,085 *
IT Services — 0.6%
GoDaddy Inc., Class A Shares	14,538	2,114,552 *
Semiconductors & Semiconductor Equipment — 9.1%
Applied Materials Inc.	18,700	3,968,140
ASML Holding NV	4,000	3,724,686 (a)
KLA Corp.	3,900	3,209,973
Lam Research Corp.	3,200	2,947,968
NVIDIA Corp.	125,621	14,700,169
QUALCOMM Inc.	14,300	2,587,585
Total Semiconductors & Semiconductor Equipment		31,138,521
Software — 7.8%
Adobe Inc.	4,200	2,316,930 *
AppLovin Corp., Class A Shares	25,128	1,937,369 *
Cadence Design Systems Inc.	6,000	1,605,960 *
Check Point Software Technologies Ltd.	12,100	2,219,745 *
Crowdstrike Holdings Inc., Class A Shares	4,311	999,980 *
DocuSign Inc.	19,644	1,089,849 *
Fair Isaac Corp.	1,027	1,643,200 *
Microsoft Corp.	35,024	14,652,290
Total Software		26,465,323
Technology Hardware, Storage & Peripherals — 5.7%
Apple Inc.	68,200	15,145,856
Logitech International SA, Registered Shares	17,000	1,531,296 (a)
NetApp Inc.	20,685	2,626,581
Total Technology Hardware, Storage & Peripherals		19,303,733

Total Information Technology		82,730,214
Materials — 4.3%
Chemicals — 1.5%
DuPont de Nemours Inc.	16,949	1,418,631
LyondellBasell Industries NV, Class A Shares	15,000	1,491,900
Shin-Etsu Chemical Co. Ltd.	52,500	2,332,611 (a)
Total Chemicals		5,243,142
Metals & Mining — 2.8%
ArcelorMittal SA	45,000	1,024,681 (a)
Centerra Gold Inc.	244,755	1,641,568
Dundee Precious Metals Inc.	175,042	1,479,550
Fortescue Ltd.	69,846	869,082 (a)
Kinross Gold Corp.	153,945	1,399,348
Nippon Steel Corp.	74,200	1,611,060 (a)
Steel Dynamics Inc.	9,911	1,320,344
Total Metals & Mining		9,345,633

Total Materials		14,588,775
See Notes to Schedule of Investments.

Franklin Global Equity Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2024
 Franklin Global Equity Fund
(Percentages shown based on Fund net assets)
	Security	Shares	Value

Real Estate — 1.0%
Real Estate Management & Development — 0.3%
	CK Asset Holdings Ltd.	225,500	$861,651 (a)
Residential REITs — 0.2%
	Killam Apartment Real Estate Investment Trust	60,000	805,273
Retail REITs — 0.5%
	Simon Property Group Inc.	10,745	1,648,713

Total Real Estate			3,315,637
Utilities — 3.2%
Electric Utilities — 1.1%
	Iberdrola SA	105,000	1,386,861 (a)
	Kansai Electric Power Co. Inc.	136,000	2,327,748 (a)
	Total Electric Utilities		3,714,609
Gas Utilities — 0.5%
	Tokyo Gas Co. Ltd.	69,000	1,511,764 (a)
Independent Power and Renewable Electricity Producers — 0.8%
	Vistra Corp.	35,000	2,772,700
Multi-Utilities — 0.8%
	Atco Ltd., Class I Shares	41,500	1,287,397
	Centrica PLC	900,000	1,534,479 (a)
	Total Multi-Utilities		2,821,876

Total Utilities			10,820,949
Total Investments before Short-Term Investments (Cost — $215,598,939)			332,236,943
	Rate
Short-Term Investments — 2.3%
Invesco Treasury Portfolio, Institutional Class (Cost — $7,613,757)	5.215%	7,613,757	7,613,757 (b)
Total Investments — 100.0% (Cost — $223,212,696)			339,850,700
Other Assets in Excess of Liabilities — 0.0%††			97,795
Total Net Assets — 100.0%			$339,948,495

††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(b)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:
CVA	—	Certificaaten van aandelen (Share Certificates)
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Franklin Global Equity Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Franklin Global Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees. This may include using an independent third party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time).
Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Franklin Global Equity Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Communication Services	$21,023,618	$2,268,855	—	$23,292,473
Consumer Discretionary	29,327,117	5,464,082	—	34,791,199
Consumer Staples	18,300,503	5,679,167	—	23,979,670
Energy	7,999,574	6,437,380	—	14,436,954
Financials	27,771,064	21,638,042	—	49,409,106
Health Care	30,064,020	8,698,455	—	38,762,475
Industrials	26,925,366	9,184,125	—	36,109,491
Information Technology	77,474,232	5,255,982	—	82,730,214
Materials	8,751,341	5,837,434	—	14,588,775
Real Estate	2,453,986	861,651	—	3,315,637
Utilities	4,060,097	6,760,852	—	10,820,949
Total Long-Term Investments	254,150,918	78,086,025	—	332,236,943
Short-Term Investments†	7,613,757	—	—	7,613,757
Total Investments	$261,764,675	$78,086,025	—	$339,850,700

*
As a result of the fair value pricing procedures for international equities utilized by the Fund, which account for events occurring after the close of the principal market of the security but prior to the calculation of the Fund’s net asset value, certain securities were classified as Level 2 within the fair value hierarchy.

†	See Schedule of Investments for additional detailed categorizations.

Franklin Global Equity Fund 2024 Quarterly Report